Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Derivatives assets	₩ 99,324	₩ 47,541
Debt securities	154,154	342,371
Deposit instruments	2,322,327	1,744,895
Short-term financial instruments	9,133,404	6,861,242
Other current financial assets	11,709,209	8,996,049
Non-current
Derivatives assets	18,551	64,737
Equity securities	1,120,968	1,204,902
Debt securities	20,260	25,555
Other Securities	364,404	340,008
Deposit instruments	37,624	34,187
Other non current financial assets	₩ 1,561,807	₩ 1,669,389